Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended						0 Months Ended		9 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended				0 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended					9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended			12 Months Ended					12 Months Ended											12 Months Ended
	Jul. 30, 2014	Jul. 14, 2014	Sep. 24, 2014	Sep. 25, 2013	Sep. 24, 2014 Segment	Sep. 25, 2013	Dec. 25, 2013 Segment	Dec. 26, 2012	Jul. 30, 2014	Jul. 24, 2014	Jul. 14, 2014	Dec. 28, 2011	Jul. 30, 2014 Over-Allotment Option [Member]	Jul. 30, 2014 Second Lien Term Loan [Member]	Sep. 24, 2014 Supplier Concentration Risk [Member] Supplier	Dec. 25, 2013 Supplier Concentration Risk [Member] Supplier	Dec. 26, 2012 Supplier Concentration Risk [Member] Supplier	Sep. 24, 2014 Supplier One [Member] Accounts Payable [Member] Supplier Concentration Risk [Member]	Dec. 25, 2013 Supplier One [Member] Accounts Payable [Member] Supplier Concentration Risk [Member]	Dec. 25, 2013 Supplier One [Member] Accounts Payable [Member] Supplier Concentration Risk [Member]	Dec. 26, 2012 Supplier One [Member] Accounts Payable [Member] Supplier Concentration Risk [Member]	Dec. 25, 2013 Supplier One [Member] Purchased [Member] Supplier Concentration Risk [Member]	Dec. 26, 2012 Supplier One [Member] Purchased [Member] Supplier Concentration Risk [Member]	Sep. 24, 2014 Supplier Two [Member] Accounts Payable [Member] Supplier Concentration Risk [Member]	Dec. 25, 2013 Supplier Two [Member] Accounts Payable [Member] Supplier Concentration Risk [Member]	Dec. 25, 2013 Supplier Two [Member] Accounts Payable [Member] Supplier Concentration Risk [Member]	Dec. 26, 2012 Supplier Two [Member] Accounts Payable [Member] Supplier Concentration Risk [Member]	Dec. 25, 2013 Supplier Two [Member] Purchased [Member] Supplier Concentration Risk [Member]	Dec. 26, 2012 Supplier Two [Member] Purchased [Member] Supplier Concentration Risk [Member]	Sep. 24, 2014 The Greater Los Angeles Area [Member] Revenue [Member] Geographic Concentration Risk [Member]	Sep. 25, 2013 The Greater Los Angeles Area [Member] Revenue [Member] Geographic Concentration Risk [Member]	Sep. 24, 2014 The Greater Los Angeles Area [Member] Revenue [Member] Geographic Concentration Risk [Member]	Sep. 25, 2013 The Greater Los Angeles Area [Member] Revenue [Member] Geographic Concentration Risk [Member]	Dec. 25, 2013 The Greater Los Angeles Area [Member] Revenue [Member] Geographic Concentration Risk [Member]	Dec. 26, 2012 The Greater Los Angeles Area [Member] Revenue [Member] Geographic Concentration Risk [Member]	Dec. 25, 2013 First Lien Credit Agreement [Member]	Sep. 24, 2014 First Lien Credit Agreement [Member] Senior Secured Revolving Credit Facility [Member]	Dec. 25, 2013 First Lien Credit Agreement [Member] Senior Secured Revolving Credit Facility [Member]	Sep. 24, 2014 AA Pollo, Inc. [Member] Restaurants	Jul. 11, 2014 Trimaran Fund Management, LLC [Member] Franchise Development Agreement [Member]	Sep. 24, 2014 Trimaran Fund Management, LLC [Member] Franchise Development Agreement [Member]	Jul. 11, 2014 Trimaran Fund Management, LLC [Member] Initial Option [Member]	Jul. 11, 2014 Trimaran Fund Management, LLC [Member] Initial Option [Member] Restaurants	Jul. 11, 2014 Trimaran Fund Management, LLC [Member] Additional Option [Member]	Jul. 11, 2014 Trimaran Fund Management, LLC [Member] Additional Option [Member] Restaurants	Dec. 25, 2013 Maximum [Member]	Jul. 30, 2014 Maximum [Member] First Lien Credit Agreement [Member]	Dec. 25, 2013 Minimum [Member]	Sep. 24, 2014 San Antonio Area [Member] AA Pollo, Inc. [Member] Franchise Development Agreement [Member] Restaurants	Sep. 24, 2014 Houston Area [Member] AA Pollo, Inc. [Member] Franchise Development Agreement [Member] Restaurants	Dec. 25, 2013 Indefinite-lived Intangible Assets [Member]	Dec. 26, 2012 Indefinite-lived Intangible Assets [Member]	Dec. 25, 2013 Building [Member]	Dec. 26, 2012 Building [Member]	Dec. 25, 2013 Additional [Member]	Dec. 25, 2013 Interest Expense [Member]	Dec. 26, 2012 Interest Expense [Member]	Dec. 25, 2013 General and Administrative Expense [Member]	Dec. 26, 2012 General and Administrative Expense [Member]	Dec. 25, 2013 Area Development Fees [Member]	Dec. 26, 2012 Area Development Fees [Member]	Dec. 25, 2013 Other Assets [Member]	Dec. 26, 2012 Other Assets [Member]	Sep. 24, 2014 Entity Operated Units [Member] Restaurants	Dec. 25, 2013 Entity Operated Units [Member] Restaurants	Dec. 25, 2013 Entity Operated Units [Member] The Greater Los Angeles Area [Member] Restaurants	Dec. 25, 2013 Franchised Units [Member] Restaurants	Dec. 26, 2012 Franchised Units [Member]	Sep. 24, 2014 Franchised Units [Member] Restaurants	Dec. 25, 2013 Franchised Units [Member] The Greater Los Angeles Area [Member] Restaurants
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Total amount of outstanding debt			$ 188,700,000		$ 188,700,000		$ 289,200,000																													$ 189,090,000
Cash available			41,825,000	22,418,000	41,825,000	22,418,000	17,015,000	21,487,000				18,991,000
Amount of borrowings available																																					7,700,000	7,700,000
Number of suppliers															2	2	2
Percentage of concentration																		43.00%	45.00%	45.00%	51.00%	31.00%	13.00%	11.00%	11.00%	11.00%	13.00%	24.00%	15.00%	79.00%	80.00%	80.00%	80.00%	80.00%	81.00%
Capitalized cost							500,000																																														0	0
Asset impairment charges							27,000	42,000																																											0	0
Deferred financing fees net of accumulated amortization																																																														7,800,000	10,000,000
Amortization expense for deferred financing costs					1,173,000	1,538,000	2,007,000	2,118,000																																																2,007,000	2,118,000
Loss on early extinguishment of debt							8,400,000
Accrued insurance			3,946,000		3,946,000		3,597,000	3,153,000
Expense for payroll and benefits reserves							6,912,000	8,361,000
Promotional allowances amount							5,700,000	4,000,000
Initial franchise revenue							521,000	186,000
Advertising expense							11,900,000	11,200,000
Advertising revenue																																																																			15,800,000	14,100,000
Percentage of monthly franchise fee																																														5.00%		4.00%
Accrued advertising			868,000		868,000		265,000	257,000																																															119,000
Preopening costs																																																										201,000	320,000
Unrecognized area development fees																																																												90,000	210,000
Unrecognized tax benefits, accrual of interest or penalties			0		0		0
Unrecognized tax benefits, interest or penalties expenses			0	0	0	0	0	0
Number of restaurants																																											15		100				8	12														166	168	133	233		239	136
Number of operating segments					1		1
Common stock, shares authorized			200,000,000		200,000,000		200,000,000	200,000,000		200,000,000	200,000,000
Common stock, par value			$ 0.01		$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01
Stock split ratio		8.56381
Shares of stock authorized										300,000,000
Preferred stock, shares authorized			100,000,000		100,000,000		100,000,000			100,000,000
Preferred stock, par value			$ 0.01		$ 0.01		$ 0.01			$ 0.01
Common stock issued under IPO	8,214,286												1,071,429
Common stock sale price, per share									$ 15.00
Proceeds from issuance initial public offering	112,300,000
Payment of second lien term loan														100,000,000
Stock split effective date	Jul. 14, 2014
Revolving line of credit																																					15,000,000	15,000,000
Number of restaurants sold																																							6
Cash proceeds from sale of restaurants					5,435,000	15,000	1,348,000
Goodwill					(650,000)
Gain on sale of restaurant			2,658,000		2,658,000		400,000
Increase (decrease) in valuation allowance			65,000,000				(6,300,000)
Additional deferred tax asset and tax benefit			5,400,000
Percentage of cash savings in taxes realized as a result of utilizing net operating losses payable to pre-IPO stockholders	85.00%
Dividends receivable from subsidiaries per fiscal year																																															11,000,000
Total dividends receivable from subsidiaries																																															33,000,000
Charge relating to present value of total expected TRA payments			$ 40,119,000		$ 40,119,000
Number of years available under plan																																										5 years		10 years
Related party agreement, termination period																																								10 years
Related party agreement, termination description																																									The Franchise Development Option Agreement terminates (i) ten years after execution, or (ii) if the Initial Option is exercised, five years after that exercise.